Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.533.7881

Commonwealth Annuity and Life Insurance Company a Goldman Sachs Company

SEMI-ANNUAL AND ANNUAL REPORTS — 4/30/2012 AND 10/31/2012

FOR CONTRACT HOLDERS OF:  COMMONWEALTH ANNUITY VARIABLE ANNUITY

March 19, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Subj:	Separate Accounts VA-D, E, and F
1940 Act Registration Number: 811-2846
1933 Act Registration Numbers: 2-62002
CIK: 0000200026
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Accounts VA-D, E, and F, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual and annual reports for the underlying management investment companies. This filing constitutes the filing of this report as required by Rule 30b2-1 under the Act.

The following semi-annual and annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and is incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Columbia Funds Series Trust I	773757	February 1, 2013
		January 4, 2013
		January 4, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman

Senior Vice President, General Counsel

and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772